SHARE CAPITAL AND SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Jan. 31, 2018
Share Capital And Share-based Payments Tables
Schedule of share purchase warrants

	Number of Warrants	Weighted Average Exercise Price
Balance, January 31, 2016	8,649,500	$0.12
Exercised	(1,000,000)	$0.10
Balance, January 31, 2017	7,649,500	$0.12
Exercised	(3,965,000)	$0.10
Expired	(200,000)	$0.10
Balance, January 31, 2018	3,484,500	$0.15

Schedule of share purchase warrants outstanding

	Exercise Price	Warrants Outstanding and Exercisable
Expiry Date	per Share	January 31, 2018	January 31, 2017

September 10, 2017	$0.10	-	2,500,000
July 17, 2018	$0.15	3,484,500	3,649,500
January 14, 2018	$0.10	-	1,500,000
		3,484,500	7,649,500

Summarized on stock option activity

	Number of Options	Weighted Average Exercise Price
Stock options outstanding and exercisable, January 31, 2016	3,170,000	$0.28
Exercised	(25,000)	$0.24
Stock options outstanding and exercisable, January 31, 2017	3,145,000	$0.28
Granted	1,775,000	$0.36
Exercised	(510,000)	$0.30
Cancelled	(115,000)	$0.29
Expired	(900,000)	$0.39
Stock options outstanding and exercisable, January 31, 2018	3,395,000	$0.29

Summarized on stock option outstanding

Number Outstanding	Exercise Price	Weighted Average Remaining Contractual Life (years)	Expiry Date
1,150,000	$0.240	1.12	March 14, 2019
100,000	$0.125	2.68	October 6, 2020
100,000	$0.150	2.68	October 6, 2020
100,000	$0.175	2.68	October 6, 2020
100,000	$0.200	2.68	October 6, 2020
100,000	$0.225	2.68	October 6, 2020
1,720,000	$0.355	4.43	July 5, 2022
25,000	$0.355	1.44	July 10, 2019

3,395,000		3.03

Schedule of warrants
	2018	2017	2016

Directors, officers and employees	$560,000	$-	$-
Investor relations	-	-	-
Consultants	5,250	7,865	13,445
Extension of warrants	-	-	143,697
	$565,250	$7,865	$157,142

Schedule of Fair Value of stock option

	2018	2017	2016
Weighted average assumptions:
Risk-free interest rate	1.42%	0.71%	0.42%
Expected dividend yield	-	-	-
Expected option life (years)	4.96	4.13	3.20
Expected stock price volatility	129.96%	104.02%	100.07%
Forfeiture rate	-	-	-
Weighted average fair value at grant date	$0.32	$0.05	$0.04